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                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.):
                                  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
Address: 3953 Maple Avenue, Suite 180
         Dallas, Texas 75219

Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Raymond
Title: Member
Phone: (214) 871-8680

Signature, Place, and Date of Signing:


/s/ Robert J. Raymond                       Dallas, Texas      February 11, 2011
-------------------------------------   --------------------   -----------------
(Signature)                                 City, State)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         36

Form 13F Information Table Value Total:   $575,404
                                        (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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
            COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- ---------------- --------- --------- ------------------ ---------- -------- ---------------------
                                                                                                                VOTING AUTHORITY
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
NAME OF ISSUER                    TITLE OF CLASS    CUSIP   (X $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------                   ---------------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
Carrizo Oil & Gas Inc Com Stk    COM              144577103    3,449    100,000 SH          SOLE               100,000
Chesapeake Energy Corporation    COM              165167107    5,179    200,000 SH  PUT     SOLE               200,000
Chesapeake Midstream Partners    UNIT             16524K108       64      2,000 SH          SOLE                 2,000
Copano Energy LLC                COM UNITS        217202100   97,624  2,893,000 SH          SOLE             2,893,000
CREDO Pete Corp                  COM PAR $0.10    225439207   14,953  1,837,000 SH          SOLE             1,837,000
Crosstex Energy                  COM              22765Y104      661     75,000 SH          SOLE                75,000
Crosstex Energy LP               COM              22765U102   14,785  1,027,000 SH          SOLE             1,027,000
Eagle Rock Energy Partners LP    UNIT             26985R104   38,195  4,330,000 SH          SOLE             4,330,000
Eagle Rock Energy Partners
   Equity Warrants               W EXP 05/15/2012 26985R120    4,552  1,512,000 SH          SOLE             1,512,000
El Paso Pipeline Partners LP     COM UNIT LPI     283702108    5,884    176,000 SH          SOLE               176,000
Energy Transfer Equity LP        COM UT LTD PTN   29273V100      645     17,000 SH          SOLE                17,000
Energy Transfer Partners LP      UNIT LTD PARTN   29273R109    1,995     39,000 SH          SOLE                39,000
Enterprise Products Partners, LP COM              293792107    3,050     73,000 SH          SOLE                73,000
EOG Resources Inc                COM              26875P101      201      2,000 SH          SOLE                 2,000
Genesis Energy LP                UNIT LTD PARTN   371927104   29,106  1,103,000 SH          SOLE             1,103,000
Legacy Reserves LP               UNIT LP INT      524707304   23,452    817,000 SH          SOLE               817,000
Linn Energy LLC                  UNIT LTD LIAB    536020100   87,887  2,344,000 SH          SOLE             2,344,000
MV Oil Trust                     TR UNITS         553859109      221      6,000 SH          SOLE                 6,000
National Oil Well Varco Inc Com  COM              637071101      202      3,000 SH          SOLE                 3,000
Noble Energy Inc                 COM              655044105      232      3,000 SH          SOLE                 3,000
NuStar Energy, LP                UNIT COM         67058H102    2,932     42,000 SH          SOLE                42,000
Nustar GP Holdings LLC           UNIT COM         67059L102    1,086     30,000 SH          SOLE                30,000
ONEOK Partners LP                UNIT LTD PARTN   68268N103    2,003     25,000 SH          SOLE                25,000
PAA Natural Gas Storage LP       COM UNIT LTD     693139107    8,440    339,000 SH          SOLE               339,000
Plains All American Pipeline LP  UNIT LTD PARTN   726503105   48,490    772,000 SH          SOLE               772,000
Pioneer Natural Resources Comp
   Com Stk                       COM              723787107    4,350     50,000 SH          SOLE                50,000
Pioneer Natural Resources Comp
   Com Stk                       COM              723787107    4,341     50,000 SH  PUT     SOLE                50,000
Proshares TR Ultrashort S&P 500  PSHS ULSHT SP500 74347R883    3,683    155,000 SH          SOLE               155,000
Regency Energy Partners, LP      COM UNITS LP     75885Y107   33,243  1,219,000 SH          SOLE             1,219,000
Targa Resources Investments      COM              87612G101    5,362    200,000 SH          SOLE               200,000
Targa Res Partners, LP           COM UNIT         87611X105   20,014    589,000 SH          SOLE               589,000
Toreador Res Corp Com Stock      COM              891050106      309     20,000 SH          SOLE                20,000
Transatlantic Petroleum Ltd      SHS              G89982105   14,424  4,332,000 SH          SOLE             4,332,000
United States Oil Fund LP        UNITS            91232N108    5,850    150,000 SH          SOLE               150,000
Western Gas Partners LP          COM UNIT LP IN   958254104   45,661  1,507,000 SH          SOLE             1,507,000
Williams Partners LP             COM UNIT LP      96950F104   42,879    919,000 SH          SOLE               919,000
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